Financial Risk and Capital Management - Additional Information (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Gearing ratio, which is calculated as interest-bearing borrowings / (interest-bearing borrowings + total equity)	21.30%	24.40%